NET SALES	12 Months Ended
Dec. 31, 2023
NET SALES
NET SALES

NOTE 25 — NET SALES

The net sales revenues for the year are composed of:

	2023	2022	2021
Gross sales	76,845,604	93,234,968	89,398,218
Taxes on sales	(5,884,335)	(8,372,931)	(8,987,882)
Discounts	(2,044,822)	(2,449,827)	(2,065,255)
Net sales	68,916,447	82,412,210	78,345,081